Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Tax Expense (benefit) on Income From Continuing Operations

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31 (add 000)	2015	2014	2013
Federal income taxes:
Current	$20,627	$35,313	$30,856
Deferred	85,295	46,616	8,399
Total federal income taxes	105,922	81,929	39,255
State income taxes:
Current	18,153	10,307	3,201
Deferred	930	3,376	478
Total state income taxes	19,083	13,683	3,679
Foreign income taxes:
Current	99	1,262	972
Deferred	(241)	(2,027)	139
Total foreign income taxes	(142)	(765)	1,111
Total taxes on income	$124,863	$94,847	$44,045

Summary of Effective Income Tax Rate on Continuing Operations

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2015	2014	2013
Statutory tax rate	35.0%	35.0%	35.0%
(Reduction) increase resulting from:
Effect of statutory depletion	(7.8)	(9.6)	(12.0)
State income taxes	3.0	3.6	1.5
Domestic production deduction	(0.1)	(0.9)	(2.1)
Transfer pricing	—	(0.2)	0.9
Goodwill write off	0.4	3.9	—
Foreign tax rate differential	—	1.3	2.1
Disallowed compensation	0.2	3.7	0.3
Purchase accounting transaction costs	—	2.4	—
Other items	(0.5)	(1.1)	1.1
Effective income tax rate	30.2%	38.1%	26.8%

Deferred Tax Assets and Liabilities

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2015	2014
Deferred tax assets related to:
Employee benefits	$56,302	$74,288
Inventories	75,907	64,484
Valuation and other reserves	42,857	48,278
Net operating loss carryforwards	11,448	171,781
Accumulated other comprehensive loss	67,757	70,367
Alternative Minimum Tax credit carryforward	48,197	28,809
Gross deferred tax assets	302,468	458,007
Valuation allowance on deferred tax assets	(8,967)	(6,133)
Total net deferred tax assets	293,501	451,874
Deferred tax liabilities related to:
Property, plant and equipment	(593,767)	(638,730)
Goodwill and other intangibles	(266,436)	(288,471)
Other items, net	(16,757)	(14,618)
Total deferred tax liabilities	(876,960)	(941,819)
Net deferred tax liability	$(583,459)	$(489,945)

Schedule Of Unrecognized Tax Benefits

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2015	2014	2013
Unrecognized tax benefits at beginning of year	$21,107	$11,826	$15,380
Gross increases – tax positions in prior years	3,079	2,075	9,845
Gross decreases – tax positions in prior years	(3,512)	(203)	(5,121)
Gross increases – tax positions in current year	4,978	3,369	2,540
Gross decreases – tax positions in current year	(594)	(51)	(529)
Settlements with taxing authorities	—	—	(8,599)
Lapse of statute of limitations	(6,331)	(1,872)	(1,690)
Unrecognized tax benefits assumed with acquisition	—	5,963	—
Unrecognized tax benefits at end of year	$18,727	$21,107	$11,826